Property and Equipment And Investment Properties(Table)	12 Months Ended
Dec. 31, 2018
Disclosure Of Property Plant And Equipment And Investment Property Abstract [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Explanatory

Details of property and equipment as of December 31, 2017 and 2018, are as follows:

	2017
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,475,372	￦	—	￦	(1,018)	￦	2,474,354
Buildings		2,061,717		(684,705)		(5,859)		1,371,153
Leasehold improvements		783,446		(693,717)		—		89,729
Equipment and vehicles		1,699,563		(1,456,358)		—		243,205
Construction in progress		14,808		—		—		14,808
Financial lease assets		34,789		(26,341)		—		8,448

Total	￦	7,069,695	￦	(2,861,121)	￦	(6,877)	￦	4,201,697

	2018
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	2,433,059	￦	—	￦	(1,018)	￦	2,432,041
Buildings		2,043,459		(707,389)		(5,859)		1,330,211
Leasehold improvements		878,078		(750,442)		—		127,636
Equipment and vehicles		1,729,223		(1,448,599)		—		280,624
Construction in progress		88,618		—		—		88,618
Financial lease assets		44,429		(31,432)		—		12,997

Total	￦	7,216,866	￦	(2,937,862)	￦	(6,877)	￦	4,272,127

The changes in property and equipment for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,324,550	￦	35,242	￦	(89,338)	￦	(11,203)	￦	—	￦	215,274	￦	(171)	￦	2,474,354
Buildings		981,716		14,611		31,608		(12,314)		(48,280)		403,816		(4)		1,371,153
Leasehold improvement		73,728		10,973		57,663		(858)		(66,279)		497		14,005		89,729
Equipment and vehicles		230,270		124,702		(16,695)		(452)		(138,317)		42,703		994		243,205
Construction in-progress		4,205		112,840		(102,352)		—		—		127		(12)		14,808
Financial lease assets		12,799		679		—		—		(5,030)		—		—		8,448

Total	￦	3,627,268	￦	299,047	￦	(119,114)	￦	(24,827)	￦	(257,906)	￦	662,417	￦	14,812	￦	4,201,697

	2018
	Beginning		Acquisition		Transfers[1]		Disposal		Depreciation[2]		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	2,474,354	￦	247	￦	(41,888)	￦	(691)	￦	—	￦	—	￦	19	￦	2,432,041
Buildings		1,371,153		3,738		9,683		(4,528)		(51,881)		—		2,046		1,330,211
Leasehold improvement		89,729		28,922		70,221		(633)		(71,931)		—		11,328		127,636
Equipment and vehicles		243,205		182,868		242		(1,026)		(144,791)		121		5		280,624
Construction in-progress		14,808		236,495		(161,330)		—		—		644		(1,999)		88,618
Financial lease assets		8,448		9,640		—		—		(5,091)		—		—		12,997

Total	￦	4,201,697	￦	461,910	￦	(123,072)	￦	(6,878)	￦	(273,694)	￦	765	￦	11,399	￦	4,272,127

[1]	Including transfers with investment property and assets held for sale.
[2]

Including depreciation cost and others amounting to ￦157 million and ￦128 million recorded in other operating expenses in the statements of comprehensive income for the years ended December 31, 2017 and 2018, respectively.

The changes in accumulated impairment losses of property and equipment for the years ended December 31, 2017 and 2018, are as follows:

2017
Beginning		Impairment		Reversal		Business combination		Disposal and Others		Ending
(In millions of Korean won)
￦	(13,815)	￦	—	￦	—	￦	—	￦	6,938	￦	(6,877)

2018
Beginning		Impairment		Reversal		Business combination		Disposal and Others		Ending
(In millions of Korean won)
￦	(6,877)	￦	—	￦	—	￦	—	￦	—	￦ (6,877)

Disclosure Of Detailed Information About Investment Property Explanatory

Details of investment property as of December 31, 2017 and 2018, are as follows:

	2017
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	252,234	￦	—	￦	(738)	￦	251,496
Buildings		719,920		(122,935)		—		596,985

Total	￦	972,154	￦	(122,935)	￦	(738)	￦	848,481

	2018
	Acquisition cost		Accumulated depreciation		Accumulated impairment losses		Carrying amount
	(In millions of Korean won)
Land	￦	972,562	￦	—	￦	—	￦	972,562
Buildings		1,295,668		(148,419)		—		1,147,249

Total	￦	2,268,230	￦	(148,419)	￦	—	￦	2,119,811

The changes in investment property for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Beginning		Acquisition		Transfers		Disposal		Depreciation		Business combination		Others		Ending
	(In millions of Korean won)
Land	￦	202,391	￦	—	￦	(39,533)	￦	(330)	￦	—	￦	91,618	￦	(2,650)	￦	251,496
Buildings		552,620		262		(33,737)		(1,263)		(20,096)		141,106		(41,907)		596,985

Total	￦	755,011	￦	262	￦	(73,270)	￦	(1,593)	￦	(20,096)	￦	232,724	￦	(44,557)	￦	848,481

	2018
	Beginning		Acquisition		Transfers		Disposal		Depreciation		Others		Ending
	(In millions of Korean won)
Land	￦	251,496	￦	714,454	￦	66,086	￦	(57,384)	￦	—	￦	(2,090)	￦	972,562
Buildings		596,985		573,671		44,622		(50,872)		(26,092)		8,935		1,147,249

Total	￦	848,481	￦	1,288,125	￦	110,708	￦	(108,256)	￦	(26,092)	￦	6,845	￦	2,119,811

Schedule Of Fair Value Of Investment Property Text Block [Text Block]

The valuation technique and input variables that are used to measure the fair value of investment property as of December 31, 2018, are as follows:

2018
	Fair value	Valuation technique	Inputs
(In millions of Korean won)
Land and buildings	￦ 25,359	Cost Approach Method	- Price per square meter - Replacement cost

	976,857	Market comparison method	- Price per square meter

	1,123,323	Cash flow approach	- Prospective rental market growth rate - Period of vacancy - Rental rate - Discount rate and others

	161,473	Income approach	- Discount rate - Capitalization rate - Vacancy rate

As of December 31, 2017 and 2018, fair values of the investment properties amount to ￦893,583 million and ￦2,287,012 million, respectively. The investment properties were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.

Rental income from the above investment properties for the years ended December 31, 2017 and 2018, amounts to ￦59,259 million and ￦87,513 million, respectively.